Revenue from Contracts with Customers - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 108,589,000	€ 127,575,000	€ 61,598,000
Contract liabilities	190,692,000	271,674,000
Deferred revenue recognized included in contract liabilities	€ 82,607,000	65,068,000	40,428,000
Description of when entity typically satisfies performance obligations	BioNTech accounts for its promises to grant licenses as performance obligations satisfied over time as the customers simultaneously receive and consume the benefit of BioNTech’s performance of providing access to its intellectual property as the performance occurs. BioNTech recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation according to the method that demonstrates BioNTech’s performance towards complete satisfaction. In contracts in which the costs vary based on the stage of research, an input-based measure considering cost incurred depicts most reliably the progress of the related research activities. In other contracts, revenue recognition on a straight-line basis most reliably depicts BioNTech’s performance toward complete satisfaction. In case the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction.
Description of deferred revenue allocated to the remaining performance obligations	The deferred revenue allocated to the remaining performance obligations does not contain deferred revenues of performance obligations which are part of contracts that have an original expected duration of one year or less or of performance obligations for which the consideration from the customer corresponds directly to the value to the customer of BioNTech’s performance to date at an amount of k€3,130 (December 31, 2018: k€1,505).
Deferred revenue allocated to the remaining performance obligations	€ 3,130,000	€ 1,505,000
Minimum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivable maturity period	20 days
Maximum
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivable maturity period	30 days
Sanofi S.A.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of reimbursement of sublicense costs		50.00%
Sublicense agreement date		Dec. 22, 2018
Sanofi S.A. | Cellscript Sublicense
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		€ 33,177,000
Collaboration and License Agreement
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 84,428,000	101,837,000	42,333,000
Upfront fees or unconditional right of consideration from collaboration and license agreements	0	41,120,000
Deferred revenue recognized included in contract liabilities	82,607,000	65,068,000
Collaboration and License Agreement | Genentech Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Payments from customers	279,542,000
Revenues from contracts with customers	64,026,000	49,536,000	27,829,000
Contract liabilities	131,556,000	195,582,000
Collaboration and License Agreement | Sanofi S.A.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Payments from customers	59,560,000
Revenues from contracts with customers	4,233,000	41,712,000	5,665,000
Contract liabilities	34,483,000	38,716,000
Collaboration and License Agreement | Pfizer Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Payments from customers	43,044,000
Revenues from contracts with customers	14,348,000	7,174,000
Contract liabilities	21,522,000	35,870,000
Collaboration and License Agreement | Eli Lilly and Company
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	1,821,000	676,000	2,074,000
Collaboration Agreement | Sanofi S.A.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	4,233,000	€ 8,535,000	€ 5,665,000
Bill and Hold Transaction
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 1,059,000